CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ADARA ACQUISITION CORP
Operating and formation costs	$ 2,608,046	$ 976,831
Loss from operations	(2,608,046)	(976,831)
Other income (expense):
Interest earned on marketable securities held in Trust Account	1,649,169	10,281
Transaction costs incurred in connection with IPO	(86,544)	(86,544)
Change in fair value of warrants liabilities	4,166,900	4,297,300
Other income, net	5,816,069	4,221,037
(Loss) Income Before Income Tax (Benefit) Expense	3,208,023	3,244,206
Provision for income taxes	(264,485)
Net (Loss) Income	$ 2,943,538	$ 3,244,206
ADARA ACQUISITION CORP | Class A common Stock
Other income (expense):
Shares Used in Computing Net Income per Share, Basic	11,500,000	10,208,219
Shares Used in Computing Net Income per Share, Diluted	11,500,000	10,208,219
Net (Loss) Income per Share - Basic	$ 0.20	$ 0.25
Net (Loss) Income per Share - Diluted	$ 0.20	$ 0.25
ADARA ACQUISITION CORP | Class B common Stock
Other income (expense):
Shares Used in Computing Net Income per Share, Basic	2,875,000	2,831,849
Shares Used in Computing Net Income per Share, Diluted	2,875,000	2,875,000
Net (Loss) Income per Share - Basic	$ 0.20	$ 0.25
Net (Loss) Income per Share - Diluted	$ 0.20	$ 0.25